REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 8,232,512	$ 18,658,943
Less allowance for losses	(1,837,800)	(4,706,775)
Total	6,394,712	13,952,168
Activity in the allowance for losses on real estate acquired in settlement of loans
Balance, beginning of year	4,706,775	2,515,800	1,651,100
Provision charged to non-interest expense	1,770,126	3,175,919	2,118,500
Charge-offs	(4,639,101)	(984,944)	(1,253,800)
Balance, end of year	1,837,800	4,706,775	2,515,800
Residential real estate
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	5,162,875	2,798,934
Commercial real estate
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 3,069,637	$ 15,860,009